Statements of Changes in Net Assets Available for Benefits - EBP 032 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment income:
Interest and dividend income from investments	$ 10,724,420	$ 8,436,604
Net appreciation in fair value of investments	167,875,657	121,231,739
Total investment income	178,600,077	129,668,343
Contributions:
Participant	60,983,728	56,667,042
Employer	68,901,575	52,174,144
Rollovers	11,176,072	5,063,484
Total contributions	141,061,375	113,904,670
Interest income on notes receivable from participants	1,308,637	1,021,990
Total additions	320,970,089	244,595,003
Deductions
Administrative expenses	(1,096,925)	(976,719)
Benefits paid to participants	(158,433,702)	(151,993,330)
Total deductions	(159,530,627)	(152,970,049)
Net increase in net assets available for benefits	161,439,462	91,624,954
Net assets available for benefits at beginning of year	1,521,977,731	1,360,538,269	$ 1,268,913,315
Net assets available for benefits at end of year	$ 1,521,977,731	$ 1,360,538,269	$ 1,268,913,315